Securities - Summary of Credit Risk Exposure by Internal Risk Rating (Parenthetical) (Detail) - CAD ($) $ in Millions	Apr. 30, 2022	Oct. 31, 2021
Purchased Credit Impaired [member]
Disclosure of credit risk exposure [line items]
Securities at Fair Value Through Other Comprehensive Income	$ 146	$ 150